As filed with the Securities and Exchange Commission on April 27, 2006

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number: 811-06511

REGIONS MORGAN KEEGAN SELECT FUNDS

(Exact Name of the Registrant as Specified in Charter)

Morgan Keegan Tower

Fifty North Front Street

Memphis, Tennessee 38103

(Address of Principal Executive Offices – Zip Code)

Registrant’s telephone number, including area code: (901) 524-4100

ALLEN B. MORGAN, JR.

Morgan Keegan Tower

Fifty North Front Street

Memphis, Tennessee 38103

(Names and address of agent for service)

Copies to:

ARTHUR J. BROWN, ESQ.

Kirkpatrick & Lockhart Nicholson Graham LLP

1601 K Street, N.W.

Washington, D.C. 20006

Date of fiscal year end: November 30, 2006

Date of reporting period: February 28, 2006

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”)(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedules of Investments.

Regions Morgan Keegan Select Mid Cap Growth Fund

Portfolio of Investments

February 28, 2006 (Unaudited)

Shares			Value
Common Stocks - 94.7%
		Basic Materials - 1.5%
		Gold - 1.5%
200,000	(2)	Barrick Gold Corporation	5,474,000

		Consumer Discretionary - 8.0%
		Auto Components - 0.7%
70,000	(2)	O’Reilly Automotive, Inc.	2,290,400

		Beverages - 1.0%
40,000	(2)	Hansen Natural Corporation	3,733,600

		Media - 0.6%
3,000		The Washington Post Company	2,256,750

		Specialty Retail - 5.2%
130,000		Advance Auto Parts, Inc.	5,375,500
180,000	(2)	Chico’s FAS, Inc.	8,469,000
60,000	(2)	Michaels Stores, Inc.	1,926,000
74,000	(1,2)	Williams-Sonoma, Inc.	2,996,260

		Total	18,766,760

		Textiles, Apparel & Luxury Goods - 0.5%
50,000		Coach, Inc.	1,786,000

		Total Consumer Discretionary	28,833,510

		Consumer Staples - 0.5%
		Food Products - 0.5%
50,000		Hormel Foods Corporation	1,721,500

		Total Consumer Staples	1,721,500

		Energy - 20.2%
		Energy Equipment & Services - 11.1%
140,000		BJ Services Company	4,383,400
80,000		Baker Hughes Incorporated	5,437,600
100,000		GlobalSantaFe Corporation	5,534,000
700,000	(1,2)	Newpark Resources, Inc.	5,222,000
105,000	(1)	Oceaneering International, Inc.	5,789,700
140,000	(2)	Patterson-UTI Energy, Inc.	3,857,000
200,000	(2)	Smith International, Inc.	7,746,000
50,000		Weatherford International Ltd.	2,156,000

		Total	40,125,700

		Nuclear Energy - 2.3%
220,000	(2)	Cameco Corporation	8,166,400

		Oil & Gas - 6.8%
90,000	(1)	Grant Prideco, Inc.	3,642,300
45,000		Kerr-McGee Corporation	4,396,500
80,000	(2)	Murphy Oil Corporation	3,749,600
150,000		Noble Energy, Inc.	6,306,000
60,000	(1)	Plains Exploration and Production Company	2,445,000
100,000		XTO Energy, Inc.	4,189,000

		Total	24,728,400

		Total Energy	73,020,500

		Financials - 13.6%
		Asset Management - 1.2%
100,000		Ameriprise Financial, Inc.	4,548,000

		Commercial Banks - 1.4%
50,000	(2)	Commerce Bancorp, Inc.	1,658,500
80,000		TCF Financial Corporation	2,028,800
30,000		Wilmington Trust Corporation	1,284,300
		Total	4,971,600

Regions Morgan Keegan Select Mid Cap Growth Fund

Portfolio of Investments

February 28, 2006 (Unaudited)

Shares			Value
		Diversified Financial Services - 3.8%
96,000	(2)	Midcap Standard & Poors Trust Series 1	13,584,000

		Investment Services - 2.7%
74,000		Legg Mason, Inc.	9,663,660

		Insurance - 3.0%
110,000	(2)	Arthur J Gallagher & Co.	3,243,900
40,000		Radian Group Inc.	2,270,000
72,000		Wellpoint, Inc.	5,528,880

		Total	11,042,780

		Real Estate - 1.5%
70,000		Developers Diversified Realty Corporation	3,513,300
48,000		Weingarten Realty Investors	1,890,240

		Total	5,403,540

		Total Financials	49,213,580

		Healthcare - 9.5%
		Biotechnology - 2.1%
120,000	(1)	Gilead Sciences, Inc.	7,472,400

		Healthcare Equipment & Supplies - 3.2%
50,000	(2)	DENTSPLY International, Inc.	2,849,500
16,000	(1,2)	Inamed Corporation	1,414,880
60,000	(1,2)	Patterson Companies, Inc.	2,162,400
90,000	(1,2)	Varian Medical Systems, Inc.	5,209,200

		Total	11,635,980

		Healthcare Providers & Services - 4.2%
24,000	(1,2)	Cephalon, Inc.	1,907,520
45,000	(1)	Community Health Systems, Inc.	1,706,400
100,000		Coventry Health Care, Inc.	5,962,000
50,000	(1)	Health Net, Inc.	2,397,500
100,000	(1)	Millennium Pharmaceuticals, Inc.	1,048,000
36,000		Omnicare, Inc.	2,190,600

		Total	15,212,020

		Total Healthcare	34,320,400

		Industrials - 4.9%
		Airlines - 1.9%
140,000	(1)	ExpressJet Holdings, Inc.	1,052,800
200,000	(2)	SkyWest, Inc.	5,794,000

		Total	6,846,800

		Heavy Construction - 1.1%
20,000	(1,2)	Jacobs Engineering Group Inc.	1,714,800
70,000	(2)	Toll Brothers, Inc.	2,265,200

		Total	3,980,000

		Industrial Conglomerates - 1.1%
100,000	(2)	Pentair, Inc.	4,015,000

		Metal Fabrication - 0.8%
50,000	(2)	United States Steel Corporation	2,725,000

		Total Industrials	17,566,800

		Information Technology - 20.5%
		Communication Equipment - 0.9%
48,000		ADTRAN, Inc.	1,320,960
130,000	(1,2)	Powerwave Technologies, Inc.	1,908,400

		Total	3,229,360

Regions Morgan Keegan Select Mid Cap Growth Fund

Portfolio of Investments

February 28, 2006 (Unaudited)

Shares			Value
		Computers & Peripherals - 0.7%
20,000	(2)	CDW Corporation	1,137,200
40,000		National Instruments Corporation	1,298,000

		Total	2,435,200

		Diversified Electronics - 0.8%
60,000		Amphenol Corporation	3,013,800

		Electronic Equipment & Instruments - 2.0%
20,000	(1)	Energizer Holdings, Inc.	1,092,600
40,000	(1,2)	Gen-Probe Incorporated	1,998,400
90,000		Harris Corporation	4,111,200

		Total	7,202,200

		Internet Software & Services - 0.8%
4,000	(1)	Google Inc.	1,450,480
44,000		GTECH Holdings Corporation	1,468,720

		Total	2,919,200

		Information & Delivery Services - 0.6%
28,000	(1)	The Dun & Bradstreet Corporation	2,036,720

		Processing Systems & Products - 0.6%
500,000	(1,2)	Ciena Corporation	2,010,000

		Semiconductor Equipment & Products - 11.1%
400,000		Applied Materials, Inc.	7,328,000
130,000	(1,2)	Cree, Inc.	3,893,500
126,000	(1,2)	Cypress Semiconductor Corporation	2,237,760
60,000		KLA-Tencor Corporation	3,133,800
190,000	(1,2)	Lam Research Corporation	8,189,000
160,000	(2)	Microchip Technology Incorporated	5,632,000
80,000	(1,2)	Micrel, Incorporated	1,117,600
260,000	(1,2)	RF Micro Devices, Inc.	1,749,800
64,000	(1,2)	Silicon Laboratories Inc.	3,070,720
110,000	(1)	MEMC Electronic Materials, Inc.	3,683,900

		Total	40,036,080

		Scientific & Technical Instruments - 0.1%
10,000	(1,2)	Affymetric, Inc.	355,100

		Software - 2.9%
120,000	(1)	Cognizant Technology Solutions Corporation	6,913,200
64,000	(2)	DST Systems, Inc.	3,598,720

		Total	10,511,920

		Total Information Technology	73,749,580

		Materials - 12.1%
		Capital Goods - 1.3%
60,000		Graco Inc.	2,500,200
40,000		Precision Castparts Corp.	2,121,600

		Total	4,621,800

		Chemicals - 0.6%
60,000		Airgas, Inc.	2,183,400

		Construction Materials - 1.2%
100,000		Fastenal Company	4,391,000

		Total	4,391,000

		Metals & Mining - 5.8%
40,000		Arch Coal, Inc.	2,924,400
140,000		Newmont Mining Corporation	7,408,800
180,000	(2)	Peabody Energy Corporation	8,688,600
40,000	(1)	RTI International Metals, Inc.	1,682,000

		Total	20,703,800

Regions Morgan Keegan Select Mid Cap Growth Fund

Portfolio of Investments

February 28, 2006 (Unaudited)

Shares			Value
		Oil & Gas Equipment - 3.2%
14,000	(2)	Atwood Oceanics, Inc.	1,262,520
110,000	(1)	FMC Technologies, Inc.	5,161,200
70,000		Newfield Exploration Company	2,705,500
60,000		Pioneer Natural Resources Company	2,525,400

		Total	11,654,620

		Total Materials	43,554,620

		Services - 2.0%
		Apparel Stores - 0.3%
40,000		Ross Stores, Inc.	1,132,800

		Business Services - 0.8%
70,000	(1,2)	ChoicePoint Inc.	3,108,000

		Personal Services - 0.2%
24,000	(1,2)	VCA Anatech, Inc.	670,800

		Restaurants - 0.7%
45,000	(1,2)	The Cheesecake Factory Incorporated	1,627,200
20,000	(2)	Outback Steakhouse, Inc.	836,200

		Total	2,463,400

		Total Services	7,375,000

		Utilities - 1.9%
		Gas Utilities - 1.9%
84,000	(2)	Equitable Resources, Inc.	3,054,240
50,000		Questar Corporation	3,662,500

		Total	6,716,740

		Total Utilities	6,716,740

		Total Common Stocks (identified cost $257,310,015)	$341,546,230

Mutual Funds - 24.8%
70,106,873		Bank of New York Institutional Cash Reserves Fund
		(held as collateral for securities lending)	70,106,873
9,576,705		Fidelity Institutional Money Market Fund	9,576,705
9,576,705		Lehman Brothers Institutional Prime Money Market Fund	9,576,705

		Total Mutual Funds (identified cost $89,260,283)	$89,260,283

Certificates of Deposit - 1.8%
3,516,141		Comerica Bank, 4.576%, 7/20/2007 (held as collateral
		for securities lending)	3,516,141
3,015,337		Deutsche Bank NY, 4.601%, 1/22/2008 (held as collateral
		for securities lending)	3,015,337

		Total Certificates of Deposit (identified cost $6,531,478)	6,531,478

		Total Investments - 121.3% (identified cost $353,101,776)	$437,337,991

		Other Assets and Liabilities - net - (21.3)%	(76,822,872)

		Total Net Assets - 100.0%	$360,515,119

(1)	Non-income producing security.

Regions Morgan Keegan Select Mid Cap Growth Fund

Portfolio of Investments

February 28, 2006 (Unaudited)

(2)	Certain shares are temporarily on loan to unaffiliated broker/dealers. As of February 28, 2006, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$73,996,437	$76,638,351

Note: The categories of investments are shown as a percentage of total net assets as of February 28, 2006.

(See Accompanying Notes to the Schedules of Investments)

Regions Morgan Keegan Select Growth Fund

Portfolio of Investments

February 28, 2006 (Unaudited)

Shares			Value
Common Stocks - 98.7%
		Capital Goods - 2.8%
		Construction Services - 2.6%
152,000		Caterpillar Inc.	11,108,160

		Rubber & Plastic - 0.2%
50,000	(1,2)	The Goodyear Tire & Rubber Company	716,500

		Total Capital Goods	11,824,660

		Consumer Discretionary - 6.6%
		Multiline Retail - 1.6%
60,000		Target Corporation	3,264,000
80,000		Wal-Mart Stores, Inc.	3,628,800

		Total	6,892,800

		Specialty Retail - 4.8%
80,000	(1)	Advance Auto Parts, Inc.	3,308,000
160,000		The Home Depot, Inc.	6,744,000
126,000	(2)	Lowe’s Companies, Inc.	8,590,680
40,000	(1,2)	Williams-Sonoma Inc.	1,619,600

		Total	20,262,280

		Textiles & Apparel - 0.2%
20,000	(1)	Coach, Inc.	714,400

		Total Consumer Discretionary	27,869,480

		Consumer Staples - 11.6%
		Beverages - 2.7%
192,000		PepsiCo, Inc.	11,349,120

		Food & Staples Retailing - 2.9%
160,000		CVS Corporation	4,532,800
84,000	(2)	SYSCO Corporation	2,527,560
112,000		Walgreen Co.	5,024,320

		Total	12,084,680

		Household Products - 2.3%
165,400		The Procter & Gamble Company	9,912,422

		Tobacco - 3.7%
192,000		Altria Group, Inc.	13,804,800
48,000	(2)	UST Inc.	1,866,240

		Total	15,671,040

		Total Consumer Staples	49,017,262

		Energy - 19.0%
		Energy Equipment & Services - 10.8%
130,000	(2)	Baker Hughes Incorporated	8,836,100
260,000		BJ Services Company	8,140,600
120,000	(2)	GlobalSantaFe Corporation	6,640,800
20,000	(2)	Noble Corporation	1,478,200
152,000	(2)	Smith International, Inc.	5,886,960
130,000		Schlumberger Limited	14,950,000

		Total	45,932,660

		Nuclear Energy - 0.7%
80,000	(2)	Cameco Corporation	2,969,600

		Oil & Gas - 7.5%
80,000	(2)	ConocoPhillips	4,876,800
60,000	(1)	FMC Technologies, Inc.	2,815,200
260,000		Exxon Mobil Corporation	15,436,200
50,000		Noble Energy, Inc.	2,102,000
160,000		XTO Energy Inc.	6,702,400

		Total	31,932,600

		Total Energy	80,834,860

Regions Morgan Keegan Select Growth Fund

Portfolio of Investments

February 28, 2006 (Unaudited)

Shares			Value
		Financials - 5.1%
		Asset Management - 1.3%
120,000		Ameriprise Financial, Inc.	5,457,600

		Consumer Finance - 0.9%
70,000		American Express Company	3,771,600

		Investment Services - 1.3%
30,000		Capital One Financial Corporation	2,628,000
24,000		Legg Mason, Inc.	3,134,160

		Total	5,762,160

		Insurance - 1.6%
100,000		American International Group, Inc.	6,636,000

		Total Financials	21,627,360

		Healthcare - 22.0%
		Biotechnology - 5.9%
80,000	(1,2)	Amgen Inc.	6,038,400
80,000	(1)	Genzyme Corporation	5,547,200
210,000	(1)	Gilead Sciences, Inc.	13,076,700
6,000	(1,2)	Invitrogen Corporation	425,580

		Total	25,087,880

		Healthcare Equipment & Supplies - 1.7%
26,000	(1)	St. Jude Medical, Inc.	1,185,600
110,000		Medtronic, Inc.	5,934,500

		Total	7,120,100

		Healthcare Providers & Services - 6.2%
30,000	(1)	Caremark Rx, Inc.	1,492,500
120,000	(1)	Coventry Health Care, Inc.	7,154,400
40,000	(2)	Quest Diagnostics Incorporated	2,114,800
200,000		UnitedHealth Group Incorporated	11,646,000
52,000	(1)	Wellpoint Inc.	3,993,080

		Total	26,400,780

		Pharmaceuticals - 8.2%
100,000		Abbott Laboratories	4,418,000
292,000		Johnson & Johnson	16,833,800
300,000		Pfizer Inc.	7,857,000
120,000		Schering-Plough Corporation	2,220,000
70,000	(2)	Wyeth	3,486,000

		Total	34,814,800

		Total Healthcare	93,423,560

		Industrials - 7.2%
		Airfreight and Couriers - 2.2%
40,000		FedEx Corporation	4,289,600
67,000		United Parcel Service Inc.	5,005,570

		Total	9,295,170

		Industrial Conglomerates - 5.0%
52,000	(2)	Emerson Electric Co.	4,254,120
300,000		General Electric Company	9,861,000
120,000		United Technologies Corporation	7,020,000

		Total	21,135,120

		Total Industrials	30,430,290

Regions Morgan Keegan Select Growth Fund

Portfolio of Investments

February 28, 2006 (Unaudited)

Shares			Value
		Information Technology - 19.2%
		Communications Equipment - 4.2%
400,000	(1,2)	Cisco Systems, Inc.	8,096,000
60,000	(1)	Corning Incorporated	1,464,600
50,000		Motorola, Inc.	1,070,000
150,000		QUALCOMM Incorporated	7,074,000

		Total	17,704,600

		Computers & Peripherals - 1.1%
30,000	(1,2)	Apple Computer, Inc.	2,054,700
80,000	(1,2)	Network Appliance, Inc.	2,652,800

		Total	4,707,500

		Internet Software & Services - 2.8%
20,000	(1,2)	Citrix Systems, Inc.	647,200
10,000	(1,2)	Google, Inc.	3,626,200
110,000	(1,2)	Yahoo! Inc.	3,526,600
340,000	(1)	Oracle Corporation	4,222,800

		Total	12,022,800

		Semiconductor Equipment & Products - 7.1%
400,000	(2)	Applied Materials, Inc.	7,328,000
45,000	(1)	Broadcom Corporation	2,029,500
440,000		Intel Corporation	9,064,000
108,000	(2)	KLA-Tencor Corporation	5,640,840
70,000	(1,2)	Lam Research Corporation	3,017,000
90,000		Texas Instruments Incorporated	2,686,500

		Total	29,765,840

		Software - 4.0%
580,000		Microsoft Corporation	15,584,600
80,000	(1,2)	Symantec Corporation	1,351,200

		Total	16,935,800

		Total Information Technology	81,136,540

		Materials - 4.1%
		Metals & Mining - 4.1%
200,000	(1,2)	Barrick Gold Corporation	5,474,000
190,000		Newmont Mining Corporation	10,054,800
20,000		Nucor Corporation	1,721,000

		Total Materials	17,249,800

		Utilities - 1.1%
		Electric Utilities - 1.1%
90,000		TXU Corp.	4,715,100

		Total Common Stocks (identified cost $316,750,917)	$418,128,912

Mutual Funds - 12.9%
49,477,262		Bank of New York Institutional Cash Reserves Fund (held as collateral for securities lending)	49,477,262
2,607,856		Fidelity Institutional Money Market Fund	2,607,856
2,607,856		Lehman Brothers Prime Money Fund	2,607,856

		Total Mutual Funds (identified cost $54,692,974)	$54,692,974

Regions Morgan Keegan Select Growth Fund

Portfolio of Investments

February 28, 2006 (Unaudited)

Shares		Value
Certificates of Deposit - 1.4%
3,013,835	Comerica Bank, 4.576%, 7/20/2007 (held as collateral for securities lending)	3,013,835
3,015,337	Deutsche Bank NY, 4.601%, 1/22/2008 (held as collateral for securities lending)	3,015,337

	Total Certificates of Deposit (identified cost $6,029,172)	$6,029,172

	Total Investments - 113.0% (identified cost $377,473,063)	$478,851,058

	Other Assets and Liabilities - net - (13.0)%	(55,219,319)

	Total Net Assets - 100.0%	$423,631,739

(1)	Non-income producing security.

(2)	Certain shares are temporarily on loan to unaffiliated broker/dealers. As of February 28, 2006, securities subject to this type or arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$53,980,487	$55,506,434

Note: The categories of investments are shown as a percentage of total net assets as of February 28, 2006.

(See Accompanying Notes to the Schedules of Investments)

Regions Morgan Keegan Select LEADER Growth & Income Fund

Portfolio of Investments

February 28, 2006 (Unaudited)

Shares			Value
Common Stocks - 97.7%
		Consumer Discretionary - 2.0%
		Retail - 2.0%
35,000		Lowe’s Companies, Inc.	2,386,300

		Consumer Staples - 5.1%
		Household Products - 2.0%
40,000		The Procter & Gamble Company	2,397,200

		Tobacco - 3.1%
50,000		Altria Group, Inc.	3,595,000

		Total Consumer Staples	5,992,200

		Energy - 12.2%
		Energy Equipment & Services - 12.2%
15,000		Schlumberger Limited	1,725,000
75,000		Sunoco, Inc.	5,557,500
48,000	(1)	Weatherford International Ltd.	2,069,760
90,000		Valero Energy Corporation	4,841,100

		Total Energy	14,193,360

		Financial - 18.2%
		Financial Services & Banking - 18.2%
85,000		Bank of America Corporation	3,897,250
45,000	(1)	E*TRADE Financial Corporation	1,151,100
10,000		The Goldman Sachs Group, Inc.	1,412,900
60,000		JPMorgan Chase & Co.	2,468,400
100,000		KeyCorp	3,727,000
36,600		Mellon Financial Corporation	1,320,894
95,000		Wachovia Corporation	5,326,650
30,200		Wells Fargo & Company	1,938,840

		Total Financial	21,243,034

		Healthcare - 15.4%
		Biotechnology - 6.6%
12,000	(1)	Genentech, Inc.	1,028,280
30,000	(1)	Genzyme Corporation	2,080,200
75,000	(1)	Gilead Sciences, Inc.	4,670,250

		Total	7,778,730

		Healthcare Equipment & Supplies - 1.4%
30,000		Medtronic, Inc.	1,618,500

		Healthcare Providers & Services - 6.4%
10,000		CIGNA Corporation	1,227,500
34,000	(1)	Coventry Health Care, Inc.	2,027,080
25,000	(1)	Humana, Inc.	1,291,750
50,000		UnitedHealth Group Incorporated	2,911,500

		Total	7,457,830

		Pharmaceuticals - 1.0%
20,000		Johnson & Johnson	1,153,000

		Total Healthcare	18,008,060

Regions Morgan Keegan Select LEADER Growth & Income Fund

Portfolio of Investments

February 28, 2006 (Unaudited)

Shares			Value
		Industrials - 2.7%
		Industrial Conglomerates - 1.3%
25,000		United Technologies Corporation	1,462,500

		Machinery - 1.4%
15,000		Cummins, Inc.	1,624,200

		Total Industrials	3,086,700

		Information Technology - 16.1%
		Communications Equipment - 5.8%
150,000	(1)	Cisco Systems, Inc.	3,036,000
125,000	(1)	Corning Incorporated	3,051,250
15,000		QUALCOMM Incorporated	707,400

		Total	6,794,650

		Internet Software & Services - 0.6%
2,000	(1)	Google, Inc.	725,240

		Computers & Peripherals - 1.2%
20,000	(1)	Apple Computer, Inc.	1,369,800

		Semiconductor Equipment & Products - 5.8%
100,000		Applied Materials, Inc.	1,832,000
40,000	(1)	Broadcom Corporation	1,804,000
45,000		Intel Corporation	927,000
25,000	(1)	Lam Research Corporation	1,077,500
40,000		National Semiconductor Corporation	1,122,000

		Total	6,762,500

		Software - 2.7%
115,000		Microsoft Corporation	3,090,050

		Total Information Technology	18,742,240

		Materials - 18.5%
		Metals & Mining - 3.1%
10,000		Fording Canadian Coal Trust	408,100
20,000		Newmont Mining Corporation	1,058,400
30,000		Peabody Energy Corporation	1,448,100
5,000		Phelps Dodge Corporation	690,000

		Total	3,604,600

		Oil & Gas - 15.4%
50,000		Chevron Corporation	2,824,000
70,000		ConocoPhillips	4,267,200
40,000		EnCana Corporation	1,652,400
100,000		Exxon Mobil Corporation	5,937,000
10,000		Marathon Oil Corporation	706,000
20,000		Suncor Energy, Inc.	1,495,000
15,000	(1)	Transocean Inc.	1,112,700

		Total	17,994,300

		Total Materials	21,598,900

Regions Morgan Keegan Select LEADER Growth & Income Fund

Portfolio of Investments

February 28, 2006 (Unaudited)

Shares		Value
	Transportation - 3.4%
	Railroads - 3.4%
50,000	Burlington Northern Santa Fe Corporation	3,932,000

	Utilities - 4.1%
	Electric Utilities - 4.1%
80,000	Southern Company	2,722,400
40,000	TXU Corp.	2,095,600

	Total Utilities	4,818,000

	Total Common Stocks (identified cost $76,119,027)	$114,000,794

Preferred Stocks - 0.6%
	Financial - 0.6%
30,000	Harris Preferred Capital, Series A, 7.375%	761,700

	Total Preferred Stocks (identified cost $750,000)	$761,700

Mutual Funds - 1.6%
916,014	Fidelity Institutional Money Market Fund	916,014
916,014	Lehman Brothers Prime Money Fund	916,014

	Total Mutual Funds (identified cost $1,832,028)	$1,832,028

	Total Investments - 99.9% (identified cost $78,701,055)	$116,594,522

	Other Assets and Liabilities - net - 0.1%	132,895

	Total Net Assets - 100.0%	$116,727,417

(1)	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets as of February 28, 2006.

(See Accompanying Notes to the Schedules of Investments)

Regions Morgan Keegan Select Mid Cap Value Fund

Portfolio of Investments

February 28, 2006 (Unaudited)

Shares			Value
Common Stocks - 95.2%
		Basic Materials - 1.4%
27,600	(1)	Universal Compression Holdings, Inc.	1,207,500

		Total Basic Materials	1,207,500

		Consumer Discretionary - 19.7%
		Hotels, Restaurants & Leisure -7.1%
42,864		Harrah’s Entertainment, Inc.	3,082,779
65,500		Royal Caribbean Cruises Ltd.	2,885,930

		Total	5,968,709

		Household Durables - 2.0%
19,800	(2)	The Black & Decker Corporation	1,694,484

		Media - 10.6%
71,600		Entercom Communications Corp.	2,016,973
203,200	(1,2)	The Interpublic Group of Companies, Inc.	2,105,152
20,000		Omnicom Group, Inc.	1,596,400
105,200		Tribune Company	3,219,120

		Total	8,937,645

		Total Consumer Discretionary	16,600,838

		Consumer Staples - 2.8%
		Food & Staples Retailing - 2.8%
81,900		CVS Corporation	2,320,227

		Financials - 24.2%
		Asset Management - 2.6%
22,000	(1,2)	Affliated Managers Group, Inc.	2,165,460

		Banks - 2.5%
48,800		Marshall & Isley Corporation	2,147,200

		Insurance - 11.5%
79,600		Assured Guaranty Ltd.	2,101,440
55,000		Aon Corporation	2,178,550
9,200	(1,2)	Markel Corporation	3,022,660
40,400	(2)	MBIA Inc.	2,373,096

		Total	9,675,746

		Investment Services - 7.6%
135,400	(2)	Janus Capital Group Inc.	2,969,322
10,400		Legg Mason, Inc.	1,358,136
26,400	(2)	T Rowe Price Group, Inc.	2,026,992

		Total	6,354,450

		Total Financials	20,342,856

		Healthcare - 11.5%
		Healthcare Equipment & Supplies - 6.4%
132,800		IMS Health Incorporated	3,200,480
56,200	(1,2)	Sybron Dental Specialties, Inc.	2,150,212

		Total	5,350,692

		Healthcare Providers & Services - 2.3%
47,400	(1,2)	Lincare Holdings Inc.	1,938,660

		Pharmaceuticals - 2.8%
38,700		Omnicare, Inc.	2,354,895

		Total Healthcare	9,644,247

Regions Morgan Keegan Select Mid Cap Value Fund

Portfolio of Investments

February 28, 2006 (Unaudited)

Shares			Value
		Industrials - 15.2%
		Commercial Services & Supplies - 15.2%
51,200		The Brink’s Company	2,507,264
27,000	(1)	The Dun & Bradstreet Corporation	1,963,980
58,200		Equifax Inc.	2,132,448
87,700		Republic Services, Inc.	3,408,899
161,900	(2)	Steelcase Inc.	2,752,300

		Total Industrials	12,764,891

		Information Technology - 8.3%
		Internet Software & Services - 3.6%
127,100		Sabre Holdings Corporation	3,066,923

		IT Consulting & Services - 2.5%
65,300		Accenture Ltd	2,132,698

		Software - 2.2%
83,200		Jack Henry & Associates, Inc.	1,831,232

		Total Information Technology	7,030,853

		Services - 12.1%
		Broadcast & Cable TV - 2.2%
222,200	(1,2)	Radio One Inc.	1,853,148

		Business Services - 4.9%
82,700	(2)	ARAMARK Corporation	2,353,642
42,200		Fair Isaac Corp.	1,798,564

		Total	4,152,206

		Industrial Equipment Wholesale - 2.1%
49,000		Airgas, Inc.	1,783,110

		Staffing & Outsourcing Services - 2.9%
45,800		Manpower Inc.	2,456,712

		Total Services	10,245,176

		Total Common Stocks (identified cost $65,909,079)	$80,156,588

Mutual Funds - 22.0%
13,224,674		Bank of New York Institutional Cash Reserves Fund (held as collateral for securities lending)	13,224,674
2,666,080		Fidelity Institutional Money Market Fund	2,666,080
2,666,865		Lehman Brothers Institutional Prime Money Market Fund	2,666,865

		Total Mutual Funds (identified cost $18,557,619)	$18,557,619

		Total Investments - 117.2% (identified cost $84,466,698)	$98,714,207

		Other Assets and Liabilities - net - (17.2)%	(14,507,840)

		Total Net Assets - 100.0%	$84,206,367

(1)	Non-income producing security.

(2)	Certain shares are temporarily on loan to unaffiliated broker/dealers. As of February 28, 2006, securities subject to this type or arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$12,649,699	$13,224,674

Note: The categories of investments are shown as a percentage of total net assets as of February 28 ,2006.

(See Accompanying Notes to the Schedules of Investments)

Regions Morgan Keegan Select Value Fund

Portfolio of Investments

February 28, 2006 (Unaudited)

Shares		Value
Common Stocks - 96.5%
	Basic Materials - 0.4%
	Gold - 0.4%
20,000	Newmont Mining Corporation	1,058,400

	Capital Goods - 1.0%
	Construction Services - 1.0%
35,000	KB Home	2,346,050

	Consumer Goods - 2.6%
	Auto Manufacturers - 2.6%
60,000	Toyota Motor Corp.	6,412,200

	Consumer Staples - 5.1%
	Food Products - 1.4%
159,000	ConAgra Foods, Inc.	3,343,770

	Tobacco - 3.7%
125,000	Altria Group, Inc.	8,987,500

	Total Consumer Staples	12,331,270

	Energy - 16.7%
	Oil & Gas - 16.7%
116,000	Apache Corporation	7,762,720
134,000	Chevron Corporation	7,568,320
180,000	ConocoPhillips	10,972,800
65,000	Exxon Mobil Corporation	3,859,050
50,000	Kerr-McGee Corporation	4,885,000
100,000	Valero Energy Corporation	5,379,000

	Total Energy	40,426,890

	Financials - 21.1%
	Asset Management - 5.5%
70,000	Ameriprise Financial, Inc.	3,183,600
50,000	Franklin Resources, Inc.	5,134,000
100,000	Principal Financial Group, Inc.	4,872,000

	Total	13,189,600

	Banks - 9.4%
151,000	Bank of America Corporation	6,923,350
110,000	Citigroup Inc.	5,100,700
100,000	U.S. Bancorp	3,091,000
50,000	Wachovia Corporation	2,803,500
75,000	Wells Fargo & Company	4,815,000

	Total	22,733,550

	Investment Services - 6.2%
50,000	The Goldman Sachs Group, Inc.	7,064,500
55,000	Lehman Brothers Holdings Inc.	8,027,250

	Total	15,091,750

	Total Financials	51,014,900

	Insurance - 4.8%
	Life Insurance - 0.6%
20,000	Prudential Financial, Inc.	1,540,800

	Property & Casualty Insurance - 4.2%
75,000	ACE Limited	4,179,750
35,000	American International Group, Inc.	2,322,600
40,000	Loews Corporation	3,690,400

	Total	10,192,750

	Total Insurance	11,733,550

Regions Morgan Keegan Select Value Fund

Portfolio of Investments

February 28, 2006 (Unaudited)

Shares			Value
		Healthcare - 6.1%
		Healthcare Plans - 5.6%
20,000		CIGNA Corporation	2,455,000
90,000		Aetna Inc.	4,590,000
50,000	(1)	Humana Inc.	2,583,500
50,000		Wellpoint, Inc.	3,839,500

		Total	13,468,000

		Specialized Health Services - 0.5%
25,000	(1)	Caremark Rx Inc.	1,243,750

		Total Healthcare	14,711,750

		Industrials - 5.2%
		Aerospace/Defense - 1.7%
100,000		Goodrich Corporation	4,184,000

		Machinery - 2.5%
92,000		Ingersoll-Rand Company Limited	3,774,760
45,000		Joy Global Inc.	2,320,200

		Total	6,094,960

		Residential Construction - 1.0%
70,000		D.R. Horton, Inc.	2,387,700

		Total Industrials	12,666,660

		Information Technology - 8.9%
		Communication Equipment - 1.1%
125,000		Motorola, Inc.	2,675,000

		Computers & Peripherals - 2.4%
85,000		Apple Computer, Inc.	5,821,650

		Internet Information Providers - 0.3%
2,000	(1)	Google Inc.	725,240

		Semiconductor Equipment & Products - 5.1%
265,000		Applied Materials, Inc.	4,854,800
50,000		KLA Tencor Corporation	2,611,500
170,000		National Semiconductor Corporation	4,768,500

		Total	12,234,800

		Total Information Technology	21,456,690

		Materials - 17.3%
		Construction Materials - 2.3%
70,000		Vulcan Materials Company	5,530,000

		Independent Oil & Gas - 4.1%
90,000		EnCana Corporation	3,717,900
120,000		Southwestern Energy Company	3,850,800
30,000		Suncor Energy Inc.	2,242,500

		Total	9,811,200

		Metals & Mining - 3.9%
150,000		Peabody Energy Corporation	7,240,500
15,000		Phelps Dodge Corporation	2,070,000

		Total	9,310,500

		Oil & Gas Drilling & Exploration - 4.5%
35,000		Diamond Offshore Drilling, Inc.	2,708,650
20,000		Schlumberger Limited	2,300,000
80,000	(1)	Transocean Inc.	5,934,400

		Total	10,943,050

Regions Morgan Keegan Select Value Fund

Portfolio of Investments

February 28, 2006 (Unaudited)

Shares			Value
		Oil & Gas Refining & Marketing - 1.5%
15,000		Imperial Oil Limited	1,444,800
10,000		Sunoco, Inc.	741,000
25,000		Tesoro Corporation	1,510,250

		Total	3,696,050

		Specialty Chemical - 1.0%
30,000		Monsanto Company	2,516,400

		Total Materials	41,807,200

		Services - 4.5%
		Drug Stores - 1.7%
75,000	(1)	Medco Health Solutions, Inc.	4,179,000

		Industrial Equipment Wholesale - 0.9%
35,000	(1)	National Oilwell Varco, Inc.	2,130,800

		Railroads - 1.9%
60,000		Burlington Northern Santa Fe Corporation	4,718,400

		Total Services	11,028,200

		Utilities - 2.8%
		Electric Utilities - 2.8%
200,000		Southern Company	6,806,000

		Total Utilities	6,806,000

		Total Common Stocks (identified cost $184,262,863)	$233,799,760

Mutual Funds - 3.3%
4,043,667		Fidelity Institutional Money Market Fund	4,043,667
4,043,667		Lehman Brothers Institutional Prime Money Market Fund	4,043,667

		Total Mutual Funds (identified cost $8,087,334)	$8,087,334

		Total Investments - 99.9% (identified cost $192,350,197)	$241,887,094

		Other Assets and Liabilities - net - 0.1%	314,077

		Total Net Assets - 100.0%	$242,201,171

(1)	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets as of February 28, 2006.

(See Accompanying Notes to the Schedules of Investments)

Regions Morgan Keegan Select Balanced Fund

Portfolio of Investments

February 28, 2006 (Unaudited)

Shares			Value
Common Stocks - 68.6%
		Consumer Discretionary - 4.3%
		Auto Components - 0.4%
50,000	(1,2)	The Goodyear Tire & Rubber Company	716,500

		Food & Drug Retail - 0.8%
36,000		CVS Corporation	1,019,880
10,000		Walgreen Co.	448,600

		Total	$1,468,480

		Specialty Retail - 3.1%
20,000	(1,2)	Chico’s FAS, Inc.	941,000
24,000		The Home Depot, Inc.	1,011,600
50,000	(2)	Lowe’s Companies, Inc.	3,409,000

		Total	$5,361,600

		Total Consumer Discretionary	$7,546,580

		Consumer Staples - 5.9%
		Beverages - 1.8%
15,000		Anheuser-Busch Companies, Inc.	623,100
43,000		PepsiCo, Inc.	2,541,730

		Total	$3,164,830

		Household Products - 0.9%
27,000		The Proctor & Gamble Company	1,618,110

		Tobacco - 3.2%
44,000		Altria Group, Inc.	3,163,600
64,000	(2)	UST Inc.	2,488,320

		Total	$5,651,920

		Total Consumer Staples	$10,434,860

		Energy - 16.0%
		Energy Equipment & Services - 6.2%
48,000		B.J. Services Company	1,502,880
42,000		GlobalSantaFe Corporation	2,324,280
120,000	(1,2)	Newpark Resources, Inc.	895,200
50,000	(2)	Smith International, Inc.	1,936,500
37,500		Schlumberger Limited	4,312,500

		Total	$10,971,360

		Oil & Gas - 9.8%
10,000		Burlington Resources Inc.	901,800
52,000	(2)	ConocoPhillips	3,169,920
42,000		Devon Energy Corporation	2,462,460
80,000		Exxon Mobil Corporation	4,749,600
16,000		Occidental Petroleum Corporation	1,464,640
20,000	(1,2)	Oceaneering International, Inc.	1,102,800
32,000		Sunoco, Inc.	2,371,200
28,000		XTO Energy Inc.	1,172,920

		Total	$17,395,340

		Total Energy	$28,366,700

		Financials - 8.7%
		Asset Management - 0.4%
16,000		Ameriprise Financial, Inc.	727,680

		Commercial Banks - 2.9%
48,000		Bank of America Corporation	2,200,800
20,000		Wachovia Corporation	1,121,400
29,000		Wells Fargo & Company	1,861,800

		Total	$5,184,000

Regions Morgan Keegan Select Balanced Fund

Portfolio of Investments

February 28, 2006 (Unaudited)

Shares			Value
		Consumer Finance - 0.9%
31,000		American Express Company	1,670,280

		Diversified Financial Services - 1.1%
42,000		Citigroup, Inc.	1,947,540

		Investment Services - 1.2%
14,000		Lehman Brothers Holdings Inc.	2,043,300

		Insurance - 2.2%
38,000		Aflac Incorporated	1,757,500
32,000		American International Group, Inc.	2,123,520

		Total	$3,881,020

		Total Financials	$15,453,820

		Healthcare - 10.1%
		Biotechnology - 3.6%
16,000	(1,2)	Amgen, Inc.	1,207,680
8,000	(1)	Biogen IDEC Inc.	378,000
2,000	(1,2)	Genentech, Inc.	171,380
20,000	(1)	Genzyme Corporation	1,386,800
50,000	(1)	Gilead Sciences, Inc.	3,113,500

		Total	$6,257,360

		Healthcare Equipment & Supplies - 1.0%
34,000		Medtronic, Inc.	1,834,300

		Healthcare Providers & Services - 2.7%
24,000	(1)	Coventry Health Care, Inc.	1,430,880
20,000	(2)	Quest Diagnostics Incorporated	1,057,400
16,000		UnitedHealth Group Incorporated	931,680
18,000	(1)	WellPoint, Inc.	1,382,220

		Total	$4,802,180

		Pharmaceuticals - 2.8%
26,000		Abbott Laboratories	1,148,680
20,000	(2)	Eli Lilly & Company	1,112,400
47,000		Johnson & Johnson	2,709,550

		Total	$4,970,630

		Total Healthcare	$17,864,470

		Industrials - 4.3%
		Airlines - 0.8%
30,000	(1)	ExpressJet Holdings, Inc.	225,600
40,000	(2)	Skywest, Inc.	1,158,800

		Total	$1,384,400

		Industrial Conglomerates - 2.4%
87,000		General Electric Company	2,859,690
24,000		United Technologies Corporation	1,404,000

		Total	$4,263,690

		Machinery - 1.1%
26,000		Caterpillar, Inc.	1,900,080

		Total Industrials	$7,548,170

		Information Technology - 9.1%
		Communications Equipment - 2.1%
70,000	(1)	Cisco Systems, Inc.	1,416,800
28,000		Motorola, Inc.	599,200
36,000	(2)	QUALCOMM Incorporated	1,697,760

		Total	$3,713,760

Regions Morgan Keegan Select Balanced Fund

Portfolio of Investments

February 28, 2006 (Unaudited)

Shares			Value
		Computers & Peripherals - 0.4%
22,000		Hewlett-Packard Company	721,820

		Electronic Equipment & Instruments - 0.3%
16,000	(1)	Jabil Circuit, Inc.	605,600

		Internet Software & Services - 1.0%
3,000	(1)	Google Inc.	1,087,860
20,000	(1,2)	Yahoo! Inc.	641,200

		Total	$1,729,060

		Semiconductor Equipment & Products - 4.0%
100,000		Applied Materials, Inc.	1,832,000
12,000	(1,2)	Cree, Inc.	359,400
92,000		Intel Corporation	1,895,200
20,000	(2)	KLA-Tencor Corporation	1,044,600
20,000	(1)	Lam Research Corporation	862,000
10,000	(1)	NVIDIA Corporation	471,300
20,000		Texas Instruments Incorporated	597,000

		Total	$7,061,500

		Software - 1.3%
84,000		Microsoft Corporation	2,257,080

		Total Information Technology	$16,088,820

		Materials - 8.2%
		Capital Goods - 2.0%
20,000		Deere & Company	1,525,400
20,000	(1,2)	Lone Star Technologies, Inc.	994,000
12,000		Vulcan Materials Company	948,000

		Total	$3,467,400

		Metals & Mining - 6.2%
50,000		Agnico-Eagle Mines Limited	1,282,000
12,000		Arch Coal, Inc.	877,320
96,000	(2)	Barrick Gold Corporation	2,627,520
70,000		Newmont Mining Corporation	3,704,400
10,000		Phelps Dodge Corporation	1,380,000
20,000	(2)	United States Steel Corporation	1,090,000

		Total	$10,961,240

		Total Materials	$14,428,640

		Services - 0.2%
		Restaurants - 0.2%
10,000	(1,2)	Starbucks Corporation	363,200

		Telecommunication Services - 0.6%
		Wireless Telecommunication Services - 0.6%
160,000	(1,2)	Ciena Corporation	643,200
16,000	(1)	Corning Incorporated	390,560

		Total Telecommunication Services	1,033,760

		Utilities - 1.2%
		Electric Utilities - 1.2%
20,000	(2)	Southern Company	680,600
28,000		TXU Corp.	1,466,920

		Total Utilities	$2,147,520

		Total Common Stocks (identified cost $87,127,221)	$121,276,540

Regions Morgan Keegan Select Balanced Fund

Portfolio of Investments

February 28, 2006 (Unaudited)

Shares			Value
Corporate Bonds - 9.8%
		Consumer Staples - 0.6%
		Personal Products - 0.6%
1,000,000	(2)	The Proctor & Gamble Company, 4.750%, 6/15/2007	996,125

		Energy - 0.3%
		Oil & Gas - 0.3%
500,000	(2)	ConocoPhillips, 4.750%, 8/15/2007	491,247

		Financials - 3.1%
		Diversified Financial Services - 1.1%
1,000,000		Caterpillar Financial Services, 3.700%, 8/15/2008	966,743
1,000,000		International Lease Finance, 5.320%, 12/9/2007	1,003,524

		Total Diversified Financial Services	$1,970,267

		Insurance - 0.9%
1,500,000	(2)	Allstate Corp., 5.375%, 12/01/2006	1,501,191

		Investment Services - 1.1%
500,000	(2)	Goldman Sachs Group, Inc., 4.125%, 1/15/2008	491,466
1,000,000		Merrill Lynch, 3.375%, 9/14/2007	974,526
500,000		Morgan Stanley, 6.100%, 4/15/2006	500,742

		Total Investment Services	$1,966,734

		Total Financials	$5,438,192

		Healthcare - 1.4%
		Pharmaceuticals - 1.4%
1,000,000	(2)	Abbott Laboratories, Note, 3.500%, 2/17/2009	955,959
500,000		Abbott Laboratories, Note, 5.625%, 7/1/2006	501,204
1,000,000		Pfizer Inc., Note, 2.500%, 3/15/2007	973,487

		Total Healthcare	$2,430,650

		Industrials - 0.3%
		Industrial Conglomerates - 0.3%
500,000		United Technologies Corp., 4.875%, 11/1/2006	500,132

		Information Technology - 1.1%
		Computers & Peripherals - 1.1%
500,000	(2)	Hewlett-Packard Co., 5.500%, 7/1/2007	501,261
1,500,000	(2)	International Business Machines Corp., 4.875%, 10/1/2006	1,498,875

		Total Information Technology	$2,000,136

		Materials - 0.8%
		Chemicals - 0.5%
1,000,000		E.I. DuPont De Nemours, 3.375%, 11/15/2007	971,898

		Metals & Mining - 0.3%
500,000		Alcoa, Inc., 4.250%, 8/15/2007	493,549

		Total Materials	1,465,447

		Services - 0.3%
		Retail - 0.3%
500,000	(2)	Wal-Mart Stores, Inc., 4.375%, 7/12/2007	495,890

		Telecommunication Services - 1.4%
		Diversified Telecommunication Services - 1.4%
2,000,000		SBC Communications, Inc., Note, 5.750%, 5/2/2006	2,002,012
500,000		Verizon Global Funding Corp., 4.000%, 1/15/2008	489,570

		Total Telecommunication Services	$2,491,582

Regions Morgan Keegan Select Balanced Fund

Portfolio of Investments

February 28, 2006 (Unaudited)

Shares			Value
		Utilities - 0.5%
		Electric Utilities - 0.5%
1,000,000		Duke Energy, 4.200%, 10/1/2008	973,267

		Total Corporate Bonds (identified cost $17,486,476)	$17,282,668

Government Agencies - 7.9%
		Federal Home Loan Bank - 2.8% (3)
2,000,000	(2)	4.875%, 11/15/2006	1,999,366
1,000,000		6.210%, 6/2/2009	1,039,761
2,000,000		6.500%, 11/15/2006	2,021,588

		Total	$5,060,715

		Federal National Mortgage Association - 5.1% (3)
2,000,000	(2)	2.500%, 6/15/2006	1,986,546
1,000,000		3.125%, 7/15/2006	993,567
2,000,000	(2)	4.250%, 5/15/2009	1,960,096
2,000,000		5.250%, 4/15/2007	2,006,354
1,000,000		6.000%, 5/15/2008	1,022,470
1,000,000	(2)	6.625%, 10/15/2007	1,026,279

		Total	$8,995,312

		Total Government Agencies (identified cost $14,034,965)	$14,056,027

Mortgage Backed Securities - 4.2%
		Government National Mortgage Association - 4.2%
1,005,205		5.000%, 2/15/2018	1,001,958
1,060,714		5.000%, 2/15/2018	1,057,288
1,116,870		5.000%, 3/15/2018	1,113,263
1,183,375		5.000%, 5/15/2018	1,179,553
1,589,088		5.000%, 6/15/2019	1,583,415
1,525,176		5.000%, 8/15/2019	1,519,731

		Total Mortgage Backed Securities (identified cost $7,707,597)	$7,455,208

U.S. Treasury - 5.8%
		U.S. Treasury Notes - 5.8%
1,000,000	(2)	2.750%, 6/30/2006	993,828
2,000,000	(2)	3.125%, 5/15/2007	1,962,890
1,500,000	(2)	3.250%, 1/15/2009	1,443,808
2,000,000	(2)	4.000%, 6/15/2009	1,960,312
2,000,000	(2)	4.250%, 10/31/2007	1,985,546
2,000,000	(2)	6.500%, 10/15/2006	2,020,782

		Total U.S. Treasury (identified cost $10,523,350)	$10,367,166

Mutual Funds - 19.6%
28,942,663		Bank of New York Institutional Cash Reserves Fund (held as collateral for securities lending)	28,942,663
2,880,874		Fidelity Institutional Money Market Fund	2,880,874
2,883,772		Lehman Brothers Institutional Prime Money Market Fund	2,883,772

		Total Mutual Funds (identified cost $34,707,309)	$34,707,309

Certificates of Deposit - 1.1%
1,004,612		Comerica Bank, 4.576%, 7/20/2007 (held as collateral for securities lending)	1,004,612
1,005,112		Deutsche Bank NY, 4.601%, 1/22/2008 (held as collateral for securities lending)	1,005,112

Regions Morgan Keegan Select Balanced Fund

Portfolio of Investments

February 28, 2006 (Unaudited)

Shares		Value
	Total Certificates of Deposit (identified cost $2,009,724)	2,009,724

	Total Investments - 117.1% (identified cost $173,596,642)	$207,154,642

	Other Assets and Liabilities - net - (17.1)%	($30,299,735)

	Total Net Assets - 100.0%	$176,854,907

(1)	Non-income producing security.

(2)	Certain shares are temporarily on loan to unaffiliated broker/dealers. As of February 28, 2006, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$34,158,429	$30,952,387

(3)	The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

Note: The categories of investments are shown as a percentage of total net assets as of February 28, 2006.

(See Accompanying Notes to the Schedules of Investments)

Regions Morgan Keegan Select Fixed Income Fund

Portfolio of Investments

February 28, 2006 (Unaudited)

Principal Amount			Value
Corporate Bonds - 33.7%
		Consumer Discretionary - 1.0%
		Media - 1.0%
3,000,000		Washington Post, 5.500%, 2/15/2009	3,010,827

		Consumer Staples - 1.0%
		Personal Products - 1.0%
3,000,000		Avon Products, 6.550%, 8/1/2007	3,049,146

		Energy - 0.7%
		Oil & Gas - 0.7%
2,000,000		BP Capital Markets PLC, Note, 5.900%, 4/15/2009	2,056,444

		Financials - 20.0%
		Commercial Banks - 5.7%
3,000,000		Bank of America, 7.800%, 2/15/2010	3,275,016
5,000,000		J.P. Morgan Chase & Co., Sub. Note, 6.500%, 1/15/2009	5,157,930
2,000,000		J.P. Morgan Chase & Co., 7.00%, 11/15/2009	2,115,210
1,500,000		Northern Trust Corp., 7.100%, 8/1/2009	1,591,881
1,000,000		Wachovia Corp., 6.375%, 2/1/2009	1,028,781
4,000,000		Wells Fargo & Co., Note, 5.900%, 5/21/2006	4,007,328

		Total	17,176,146

		Consumer Finance - 8.3%
5,000,000		American General Finance Corp., 4.625%, 9/1/2010	4,841,635
1,000,000		American General Finance Corp., 4.625%, 5/15/2009	985,769
8,000,000		Household Finance Corp., Unsecd. Note, 5.750%, 1/30/2007	8,044,968
2,000,000	(1)	Residential Capital Corp., 5.385%, 6/29/2007	2,008,040
6,400,000	(1)	Residential Capital Corp., 5.670%, 11/21/2008	6,447,424
3,000,000		Residential Capital Corp., 6.000%, 2/22/2011	2,985,630

		Total	25,313,466

		Diversified Financial Services - 1.3%
4,000,000	(1)	General Electric Capital Corp., Note, (Series MTNA), 5.375%, 3/15/2007	4,011,304

		Insurance - 0.7%
2,000,000		Allstate Corp., Note, 5.375%, 12/1/2006	2,001,588

		Investment Services - 4.0%
6,000,000		Goldman Sachs Group, Inc., Note, 5.500%, 11/15/2014	6,007,122
3,000,000		Lehman Brothers Holdings, Inc., 8.250%, 6/15/2007	3,109,482
3,000,000	(1)	Morgan Stanley, 6.875%, 3/1/2007	3,048,699

		Total	12,165,303

		Total Financials	60,667,807

		Healthcare - 1.9%
		Pharmaceuticals - 1.9%
4,000,000		Pfizer, Inc., Note, 2.500%, 3/15/2007	3,893,948
2,000,000	(1)	Teva Pharmaceutical, 5.550%, 2/1/2016	1,985,020

		Total Healthcare	5,878,968

		Industrials - 5.6%
		Chemicals - 0.7%
2,000,000		Chevron Phillips Chemical Co., 5.375%, 6/15/2007	1,995,288

		Conglomerates - 1.7%
3,000,000		Honeywell International, Inc., 7.500%, 3/1/2010	3,253,860
2,000,000		United Technologies Corp., 4.875%, 11/1/2006	2,000,528

		Total	5,254,388

Regions Morgan Keegan Select Fixed Income Fund

Portfolio of Investments

February 28, 2006 (Unaudited)

Principal Amount			Value
		Construction & Engineering - 1.5%
5,000,000	(1)	D.R. Horton, Inc., 5.250%, 2/15/2015	4,649,010

		Electrical Equipment - 1.7%
5,000,000	(1)	Emerson Electric Co., Unsecd. Note, 5.850%, 3/15/2009	5,104,985

		Total Industrials	17,003,671

		Information Technology - 1.1%
		Computers & Peripherals - 1.1%
3,500,000		International Business Machines Corp., 4.875%, 10/1/2006	3,497,375

		Special Purpose Entity - 2.0%
		Special Purpose Entity - 2.0%
6,000,000	(3)	Preferred Term Securities XX-3, 3/22/2038	6,000,000

		Telecommunications - 0.4%
		Diversified Telecommunication Services - 0.4%
1,000,000		Bellsouth Capital Funding, 7.750%, 2/15/2010	1,085,470

		Total Corporate Bonds (identified cost $102,231,096)	$102,249,708

Government Agencies - 29.6%
		Federal Farm Credit Bank - 0.3%
1,000,000		4.150%, 4/7/2011	960,302
		Federal Home Loan Bank - 4.3%
800,000		4.000%, 3/30/2012	760,518
5,000,000		5.800%, 3/30/2009	5,122,210
5,000,000		6.500%, 11/15/2006	5,053,970
1,000,000		7.325%, 5/30/2007	1,028,335
1,000,000		7.375%, 2/12/2010	1,085,521

		Total	13,050,554

		Federal Home Loan Mortgage Corporation - 14.9% (2)
8,000,000	(1)	4.375%, 7/30/2009	7,858,056
7,000,000		5.000%, 6/15/2033	7,030,660
10,000,000		5.250%, 11/05/2012	9,829,980
2,000,000	(1)	5.500%, 7/15/2006	2,004,392
4,000,000	(1)	5.750%, 3/15/2009	4,092,276
4,000,000		5.750%, 4/15/2008	4,066,476
3,000,000		6.375%, 8/1/2011	3,008,439
4,000,000	(1)	6.625%, 9/15/2009	4,215,200
2,000,000		7.100%, 4/10/2007	2,043,870
1,000,000		7.490%, 4/16/2012	1,025,790

		Total	45,175,139

		Federal National Mortgage Association - 10.1% (2)
3,918,130		2.556%, 9/10/2009	241,200
2,000,000	(1)	5.000%, 1/15/2007	2,000,636
3,710,455		5.000%, 1/1/2020	3,664,594
2,700,000		5.000%, 3/25/2024	2,605,289
7,000,000		5.000%, 7/25/2033	6,752,214
2,000,000		5.250%, 4/15/2007	2,006,354
1,424,444		5.500%, 2/12/2012	337,437
5,000,000		5.625%, 2/28/2012	4,993,675
4,000,000		6.000%, 5/15/2008	4,089,880
2,797,887		6.000%, 10/25/2035	2,843,902
1,000,000		6.625%, 9/15/2009	1,054,131

		Total	30,589,312

		Total Government Agencies (identified cost $89,771,667)	$89,775,307

Regions Morgan Keegan Select Fixed Income Fund

Portfolio of Investments

February 28, 2006 (Unaudited)

Principal Amount			Value
Mortgage Backed Securities - 22.1%
		Government National Mortgage Association - 9.9%
3,439,562		5.000%, 11/15/2018	3,428,452
2,300,667		5.000%, 1/15/2019	2,292,453
3,810,959		5.000%, 1/15/2019	3,797,354
8,199,228		5.000%, 6/15/2019	8,169,957
2,342,706		5.000%, 9/15/2019	2,334,342
2,125,663		5.500%, 10/15/2017	2,151,000
1,380,932		5.500%, 2/15/2018	1,397,338
1,777,982		5.500%, 2/15/2018	1,799,104
2,315,568		5.500%, 9/15/2019	2,342,845
2,147,782		5.500%, 11/15/2019	2,173,083

		Total	29,885,928

		Collateralized Mortgage Obligations - 12.2%
7,000,000		Countrywide 2005-6CB, 5.500%, 4/25/2035	6,804,658
3,402,387		Downey Savings & Loan 2004-AR3 2A2A, 4.529%, 7/19/2044	3,411,947
3,710,349		GSR Mortgage Loan Trust 2004-7 2A1, 4.172%, 6/25/2034	3,614,807
7,318,896		J.P. Morgan Mortgage Trust 2005-A1 3A3, 4.900%, 2/25/2035	7,126,775
5,671,672		Master Mortgage 2005-1 9A1, 5.293%, 1/25/2035	5,623,730
2,926,270		Merrill Lynch 2005-A1 2A1, 4.665%, 12/25/2034	2,871,998
1,000,000		Soloso 2005-1A A3L, 5.288%, 10/15/2035	1,009,000
6,680,030		Structured Mortgage 2005-1 5A2, 5.255%, 1/25/2035	6,634,740

		Total	37,097,655

		Total Mortgage Backed Securities (identified cost $68,689,369)	$66,983,583

U.S. Treasury - 10.3%
		U.S. Treasury Notes - 10.3%
2,000,000	(1)	3.625%, 6/15/2010	1,922,110
1,300,000	(1)	4.000%, 2/15/2014	1,246,679
6,000,000	(1)	4.125%, 5/15/2015	5,792,112
3,500,000	(1)	4.250%, 11/15/2013	3,417,012
6,000,000	(1)	4.250%, 8/15/2015	5,844,846
2,000,000	(1)	4.500%, 11/15/2015	1,985,623
5,000,000	(1)	4.500%, 2/15/2016	4,963,300
6,000,000	(1)	4.750%, 5/15/2014	6,054,138

		Total U.S. Treasury (identified cost $32,056,494)	$31,225,820

Mutual Fund - 20.0%
49,200,227		Bank of New York Institutional Cash Reserves Fund (held as collateral for securities lending)	49,200,227
5,704,384		Fidelity Institutional Money Market Fund	5,704,384
5,709,140		Lehman Brothers Institutional Prime Money Market Fund	5,709,140

		Total Mutual Funds (identified cost $60,613,751)	$60,613,751

Regions Morgan Keegan Select Fixed Income Fund

Portfolio of Investments

February 28, 2006 (Unaudited)

Principal Amount		Value
Certificates of Deposit - 1.3%
2,009,224	Comerica Bank, 4.576%, 7/20/2007 (held as collateral for securities lending)	2,009,224
2,010,224	Deutsche Bank NY, 4.601%, 1/22/2008 (held as collateral for securities lending)	2,010,224
	Total Certificates of Deposit (identified cost $4,019,448)	4,019,448

	Total Investments - 117.0% (identified cost $357,381,825)	$354,867,617

	Other Assets and Liabilities - net - (17.0)%	(51,465,293)

	Total Net Assets - 100.0%	$303,402,324

(1)	Certain principal amounts are temporarily on loan to unaffiliated broker/dealers. As of February 28, 2006, securities subject to this type or arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$59,513,428	$53,219,675

(2)	The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

(3)	Trust preferred security with no stated interest rate.

Note: The categories of investments are shown as a percentage of total net assets as of February 28, 2006

(See Accompanying Notes to the Schedules of Investments)

Regions Morgan Keegan Select Limited Maturity Fixed Income Fund

Portfolio of Investments

February 28, 2006 (Unaudited)

Principal Amount			Value
Corporate Bonds - 20.4%
		Aerospace & Defense - 4.7%
3,000,000		United Technologies Corp., 4.875%, 11/1/2006	3,000,792
		Commercial Banks - 3.2%
2,000,000	(1)	Bank of America Corp., 5.250%, 2/1/2007	2,002,820
		Computer & Peripherals - 3.9%
2,500,000		International Business Machines Corp., 4.875%, 10/1/2006	2,498,125
		Consumer Finance - 1.6%
1,000,000		Household Finance Corp. 5.750%, 1/30/2007	1,005,622
		Diversified Financial Services - 7.0%
2,000,000	(1)	General Electric Capital Corp., 5.375%, 3/15/2007	2,005,652
2,000,000	(1)	Residential Capital, 5.385%, 6/29/2007	2,008,040
400,000		Residential Capital, 5.670%, 11/21/2008	402,964

			4,416,656

		Total Corporate Bonds (identified cost $13,010,796)	12,924,015
Government Agencies - 46.9%
		Federal Home Loan Banks - 10.9% (2)
5,000,000		4.000%, 3/10/2008	4,914,025
2,000,000	(1)	3.375%, 9/14/2007	1,955,436

		Total	6,869,461

		Federal Home Loan Mortgage Corporation - 20.2% (2)
4,000,000		3.800%, 6/28/2007	3,941,772
4,000,000		3.750%, 8/3/2007	3,935,572
4,000,000	(1)	3.625%, 2/15/2008	3,905,084
5,000,000		5.000%, 1/15/2016	980,723

		Total	12,763,151

		Federal National Mortgage Association - 15.8% (2)
		5.500%, 2/12/2012 interest-only strips	224,958
4,000,000		3.750%, 7/6/2007	3,938,904
4,000,000		3.625%, 1/19/2007	3,955,028
2,000,000		6.000%, 10/25/2035	1,895,934

		Total	10,014,824

		Total Government Agencies (identified cost $30,128,308)	29,647,436

Mortgage Backed Securities - 16.6%
		Collateralized Mortgage Obligations - 16.6%
3,000,000		Credit Suisse First Boston 2003-AR24, 4.098%, 10/25/2033	2,985,309
2,400,000		DSLA Mortgage Loan Trust, 4.529%, 7/19/2044	1,077,457
1,500,000		GSR Mortgage Loan Trust, 4.172%, 6/25/2034	1,084,442
1,200,000		Harborview Mortgage 2005-7 1A, 4.715%, 6/19/2045	1,059,256
2,600,000		Merrill Lynch 2005-A1, 4.614%, 12/25/2034	2,071,344
2,825,000		Wells Fargo Mortgage Backed Trust 20005-AR3, 4.185%, 3/25/2035	2,239,132

		Total Mortgage Backed Securities (identified cost $10,585,673)	10,516,940

U.S. Treasury - 14.5%
		U.S. Treasury Notes - 14.5%
2,800,000	(1)	3.250%, 8/15/2007	2,742,687
3,000,000	(1)	3.000%, 11/15/2007	2,916,915
1,800,000	(1)	3.625%, 6/15/2010	1,729,899
1,800,000	(1)	4.250%, 1/15/2011	1,772,438

		Total U. S. Treasury (identified cost $9,480,567)	9,161,939

Regions Morgan Keegan Select Limited Maturity Fixed Income Fund

Portfolio of Investments

February 28, 2006 (Unaudited)

Principal Amount		Value
Mutual Funds - 24.0%
14,521,838	Bank of New York Institutional Cash Reserves Fund (held as collateral for securities lending)	14,521,838
320,357	Fidelity Institutional Money Market Fund	320,357
320,357	Lehman Brothers Money Market Fund	320,357

	Total Mutual Funds (identified cost $15,162,552)	15,162,552

Certificates of Deposit - 1.6%
502,306	Comerica Bank 4.576%, 7/20/2007 (held as collateral for securities lending)	502,306
502,556	Deutsche Bank NY 4.601%, 1/22/2008 (held as collateral for securities lending)	502,556

	Total Certificates of Deposit (identified cost $1,004,862)	1,004,862

	Total Investments - 124.0% (identified cost $79,372,758)	78,417,744

	Other Assets and Liabilities - Net - (24.0)%	($15,203,336)

	Total Net Assets-100%	63,214,408

(1)	Certain principal amounts are temporarily on loan to unaffiliated broker/dealers. As of February 28, 2006, securities subject to this type or arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$16,072,604	$15,526,700

(2)	The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

Note: The categories of investments are shown as a percentage of total net assets as of February 28, 2006.

(See Accompanying Notes to the Schedules of Investments)

Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund

Portfolio of Investments

February 28, 2006 (Unaudited)

Principal Amount		Value
Municipal Bonds - 99.3%
	Alabama - 20.9%
250,000	Alabama State Public School & College Authority, Revenue Bonds, 4.75%, 11/1/2006	252,670
500,000	Alabama Water Pollution Control Authority, Revenue Bonds, 4.75% (AMBAC INS), 8/15/2014	508,365
430,000	Athens, Alabama , GO UT Warrants, 4.65% (AMBAC INS), 8/1/2011	443,966
250,000	Auburn, Alabama, GO UT Warrants, 4.30%, 12/1/2007	253,725
250,000	Baldwin County Alabama, Refunding Bonds, 5.20% (FSA LOC), 6/1/2008	255,973
250,000	Blount County Alabama Water Authority, Revenue Bonds, 4.75% (AMBAC INS), 8/1/2006	251,385
500,000	Decatur, Alabama Water Authority, Revenue Bonds, 4.65% (FSA LOC), 5/1/2010	520,610
275,000	Dothan, Alabama, GO UT Warrants, 6.25%, 9/1/2007	284,411
500,000	Houston County Alabama, GO UT Warrants, 4.95% (AMBAC INS), 10/15/2007	511,520
500,000	Houston County Alabama Board of Education Capital Outlay, Special Tax Warrants, 4.57% (MBIA INS), 12/1/2007	509,125
300,000	Houston County Alabama Hospital Board, Revenue Bonds, 6.875%, 4/1/2007	311,028
500,000	Huntsville, Alabama Health Care Authority, Revenue Bond, 4.70% (MBIA INS), 6/1/2012	522,515
500,000	Huntsville, Alabama Water Systems, Revenue Bond Warrants, 4.875%, 11/1/2015	519,660
500,000	Limestone County Alabama Water Authority, 4.70% (AMBAC INS), 12/1/2009	519,280
250,000	Madison, Alabama, GO UT Warrants, 4.15% (AMBAC INS), 2/1/2008	253,017
250,000	Mobile, Alabama, GO UT Warrants, 5.20% (AMBAC INS), 2/15/2010	265,452
500,000	Montgomery, Alabama, GO UT Warrants (Series A), 5.10%, 10/1/2008	518,715
250,000	Oxford, Alabama, GO UT Warrants, 5.00% (AMBAC INS), 5/1/2006	250,700
250,000	Oxford, Alabama, GO UT Warrants, 5.10% (AMBAC INS), 5/1/2008	259,682
250,000	Oxford, Alabama, GO UT Warrants, 5.20% (AMBAC INS), 5/1/2010	259,965
500,000	Scottsboro, Alabama Waterworks Sewer & Gas Board, Revenue Bonds, 4.40% (MBIA INS), 8/1/2012	510,625
250,000	Shelby County Alabama Board of Education, GO LTD Warrants, 4.375% (AMBAC INS), 2/1/2007	252,072
250,000	Shelby County Alabama Board of Education, GO LTD Warrants, 4.50% (AMBAC INS), 2/1/2009	256,715
500,000	Shelby County Alabama Board of Education, GO LTD, 4.75%, 2/1/2013	517,095

Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund

Portfolio of Investments

February 28, 2006 (Unaudited)

250,000	Southeast Alabama Gas District, Revenue Bonds (Series A), 5.25% (AMBAC INS), 6/1/2011	271,032
250,000	Trussville, Alabama, GO UT Warrants, 4.50% (MBIA INS), 10/1/2006	251,582
500,000	Tuscaloosa, Alabama, GO UT Warrants, 4.00%, 2/15/2009	505,680
1,000,000	Tuscaloosa, Alabama, GO UT Warrants, 4.50%, 2/15/2013	1,036,950
245,000	Tuscaloosa, Alabama City Board of Education, Warrants, 4.55%, 2/15/2010	247,357
500,000	The Board of Trustees of the University of Alabama, Revenue Bonds, 5.375% (FGIC LOC), 10/1/2011	531,950
250,000	University of North Alabama, Revenue Bonds (Series A), 4.65% (FSA LOC), 11/1/2007	254,550

	Total	12,107,372

	Arkansas - 3.4%
250,000	Arkansas State Development Finance Authority, Revenue Bonds, 4.00% (AMBAC INS), 12/1/2011	254,745
440,000	Arkansas State University Revenue, Revenue Bonds, 4.60% (AMBAC INS), 4/1/2011	449,913
250,000	Jonesboro, Arkansas County Water & Light Utility, Revenue Bonds, 5.00% (MBIA INS), 11/15/2007	257,793
1,000,000	Little Rock, Arkansas, GO LTD, 4.00% (FSA LOC), 4/1/2014	1,015,860

	Total	1,978,311

	California - 2.0%
1,000,000	California State, GO UT, 6.00%, 2/1/2016	1,175,720
	Colorado - 1.9%
1,000,000	Lower Colorado River Authority, Revenue Bonds, 5.25%, 5/15/2021	1,079,910
	Florida - 5.9%
750,000	Broward County Florida, GO UT (Series B), 5.00%, 1/1/2012	802,688
250,000	Florida State Department of Transportation, GO UT (Series A), 5.00%, 7/2/2016	270,250
1,000,000	Florida State Board of Education, GO UT, 4.00%, 6/1/2009	1,016,090
1,000,000	JEA Florida Electric Systems, Revenue Bonds (Series D), 4.40%, 10/1/2018	1,002,990
300,000	Palm Beach County Florida Solid Waste Authority, Revenue Bonds (Series A), 6.00% (AMBAC INS), 10/1/2009	323,748

	Total	3,415,766

	Georgia - 9.0%
300,000	Atlanta and Fulton County Recreation Authority, Revenue Bonds, 4.75% (AMBAC INS), 12/1/2010	316,515
500,000	Augusta, Georgia Water & Sewer, Revenue Bonds, 4.00% (FSA LOC), 10/1/2012	509,555
250,000	Cobb County Georgia, GO UT, 5.00%, 1/1/2008	255,720
250,000	Fayette County Georgia School District, GO UT, 4.625%, 3/1/2010	259,643

Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund

Portfolio of Investments

February 28, 2006 (Unaudited)

250,000	Fulton County Georgia Development Authority, Revenue Bonds, 4.60% (MBIA INS), 9/1/2006	251,568
250,000	Fulton County Georgia Development Authority, Revenue Bonds, 4.30%, 11/1/2008	255,478
1,000,000	Georgia State Road & Toll Way Authority, Revenue Bonds, 4.00%, 10/1/2008	1,013,930
1,000,000	Gwinnett County Georgia Water & Sewer Authority, Revenue Bonds, 4.00%, 8/1/2015	1,018,850
200,000	Jackson County Georgia Water & Sewer Authority, Revenue Bonds, 4.55% (AMBAC INS), 9/1/2006	201,206
250,000	Metropolitan Atlanta Rapid Transit Authority, Revenue Bonds, 5.20% (MBIA INS), 7/1/09	256,505
350,000	Private Colleges & Universities of Georgia, Revenue Bonds, 4.75%, 11/1/2008	361,190
500,000	Roswell, Georgia, GO UT, 4.25%, 2/1/2011	515,860

	Total	5,216,020

	Illinois - 3.8%
1,300,000	Chicago, Illinois, GO UT (Series B), 5.00%, 1/1/2025	1,376,414
500,000	Illinois Health Facilities Authority, Revenue Bonds, 6.125%, 11/15/2022	555,940
250,000	Illinois State, GO UT Refunding Bonds, 5.125% (FGIC INS), 12/1/2007	256,078

	Total	2,188,432

	Indiana - 2.9%
1,000,000	Indiana State Office Building & Facility, Revenue Bonds, 5.25% (FGIC INS), 7/1/2015	1,107,960
500,000	Indianapolis, Indiana Public Improvement Board, Revenue Bonds, 6.00%, 1/10/2020	584,750

	Total	1,692,710

	Kansas - 0.6%
300,000	Kansas State Development Finance Authority, Revenue Bonds, 5.00% (MBIA INS), 6/1/2011	319,893
	Kentucky - 1.4%
500,000	Kentucky State Property & Building Commission, Revenue Bonds, 5.75%, 10/1/2012	546,745
250,000	Louisville, Kentucky Public Properties Corp. First Mortgage, Revenue Bonds, 4.55% (MBIA INS), 12/1/2008	257,197

	Total	803,942

	Louisiana - 0.9%
250,000	Louisiana Public Facilities Authority, Revenue Bonds, 4.625% (FSA LOC), 8/1/2007	253,798
285,000	Monroe, Louisiana, Revenue Bonds (Series A), 4.60% (AMBAC INS), 3/1/2007	288,038

	Total	541,836

	Maryland - 1.0%
500,000	Maryland State & Local Facilities, GO UT (Series II), 5.50%, 7/15/2013	559,255
	Missouri - 3.7%
1,000,000	Missouri State Environmental Energy Authority, Revenue Bonds (Series B), 5.125%, 1/1/2020	1,071,520
1,000,000	Missouri State Highway & Transportation, Revenue Bonds (Series A), 5.25%, 2/1/2020	1,077,730

	Total	2,149,250

Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund

Portfolio of Investments

February 28, 2006 (Unaudited)

	North Carolina - 13.2%
1,000,000	Greensboro, North Carolina, GO UT (Series A), 4.00%, 2/1/2013	1,022,410
500,000	Mecklenburg County North Carolina, GO UT (Series B), 4.40%, 2/1/2011	516,005
500,000	Mecklenburg County North Carolina, GO UT (Series B), 4.40%, 2/1/2012	518,350
1,000,000	Mecklenburg County North Carolina, GO UT (Series A), 4.00%, 2/1/2015	1,012,160
250,000	North Carolina Infrastructure Financial Corp., Revenue Bonds, 5.00%, 10/1/2011	267,147
1,000,000	North Carolina State, GO UT (Series A), 4.00%, 6/1/2008	1,011,950
1,000,000	North Carolina State, GO UT (Series A), 4.00%, 9/1/2012	1,022,400
1,000,000	Wake County North Carolina, GO UT Refunding Bonds, 4.00% 3/1/2015	1,022,000
750,000	Wake County North Carolina, GO UT (Series A), 4.00%, 4/1/2013	766,695
500,000	Winston-Salem, North Carolina Water & Sewer System, Revenue Bonds, 4.875%, 6/1/2015	520,195

	Total	7,679,312

	South Carolina - 4.5%
1,000,000	South Carolina State, GO UT, 4.00%, 1/1/2014	1,010,510
500,000	South Carolina State, GO UT (Series A), 4.60%, 5/1/2012	523,095
1,000,000	South Carolina State Public Service Authority, Revenue Bonds (Series A), 5.00% (AMBAC), 1/1/2018	1,069,360

	Total	2,602,965

	Tennessee - 5.3%
500,000	Knox County Tennessee, GO UT, 4.50%, 4/1/2010	518,065
500,000	Metropolitan Government Nashville & Davidson County, TN Water & Sewer, Revenue Bonds (Series A), 4.75%, 1/1/2014	514,655
250,000	Rutherford County Tennessee, GO UT, 4.40%, 4/1/2008	254,465
500,000	Shelby County Tennessee, GO UT (Series A), 4.75%, 4/1/2010	522,770
255,000	Tenneessee State, GO UT (Series A), 4.75%, 5/1/2009	255,592
500,000	Tullahoma, Tennessee, GO UT, 4.00% (FGIC LOC), 6/1/2008	506,195
250,000	Williamson County Tennessee, GO UT, 4.65%, 3/1/2008	255,637
250,000	Williamson County Tennessee, GO UT, 4.70%, 3/1/2009	258,602

	Total	3,085,981

	Texas - 10.1%
500,000	Austin, Texas Public Improvement, GO UT, 4.75%, 9/1/2014	510,125
500,000	Dallas County Texas Community College District, GO LTD, 3.625%, 2/15/2013	494,090
1,000,000	Dallas, Texas Waterworks & Sewer System, Revenue Bonds, 4.12% (FSA LOC), 4/1/2013	1,025,600
1,000,000	Denton, Texas Utility, Revenue Bonds, 5.125% (AMBAC INS), 12/1/2018	1,064,850
500,000	Fort Worth, Texas, GO LTD, 4.00%, 3/1/2013	506,090
500,000	San Antonio, Texas, GO LTD (Series A), 5.25%, 2/1/2010	530,395

Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund

Portfolio of Investments

February 28, 2006 (Unaudited)

275,000	Texas State Public Finance Authority, GO UT, 5.00%, 10/1/2017	291,739
500,000	Texas State Public Finance Authority, Revenue Bonds, 4.25% (FSA LOC), 10/15/2010	514,335
500,000	Tomball, Texas, GO UT, 4.50% (MBIA INS), 2/15/2011	520,690
350,000	University of Texas, Revenue Bonds (Series B), 5.25%, 8/15/2013	383,841

	Total	5,841,755

	Virginia - 7.7%
250,000	Norfolk, Virginia, GO UT, 5.375% (FGIC LOC), 6/1/2011	258,443
1,000,000	Virginia Commonwealth Transportation Board Revenue, 5.00%, 5/15/2012	1,076,550
1,000,000	Virginia State Public Building Authority, Revenue Refunding Bonds (Series A), 4.00%, 8/1/2009	1,017,530
1,000,000	Virginia State Public Building Authority, Revenue Refunding Bonds (Series A), 5.00%, 8/1/2015	1,069,870
1,000,000	Virginia State Resource Authority Infrastructure, Revenue Pooled Loan Bond (Series D), 5.00%, 5/1/2020	1,053,490

	Total	4,475,883

	Washington - 0.9%
500,000	Washington State, GO UT (Series B), 5.50%, 5/1/2009	528,885

	Total Municipal Bonds (identified cost $56,948,169)	57,443,198

	Mutual Funds - 0.2%
134,935	Federated Tax-Free Obligations Fund	134,935

	Total Mutual Funds (identified cost $134,935)	$134,935

	Total Investments - 99.3% (identified cost $57,083,104)	$57,578,133

	Other Assets and Liabilities - Net - 0.7%	421,819

	Total Net Assets - 100.0%	$57,999,952

As of February 28, 2006, the Fund held no securities that are subject to federal alternative minimum tax (AMT).

Note: The categories of investments are shown as a percentage of total net assets as of February 28, 2006.

The following acronyms are used throughout this portfolio:

AMBAC - American Municipal Bond Assurance Corporation

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance

GNMA - Government National Mortgage Association

GO - General Obligation

HFA - Housing Finance Authority

INS - Insured

LOC - Letter of Credit

LTD - Limited Tax

MBIA - Municipal Bond Investors Assurance Corporation

PCA - Pollution Control Authority

PSFG - Permanent School Fund Guarantee

UT - Unlimited Tax

(See Accompanying Notes to the Schedules of Investments)

Regions Morgan Keegan Select Treasury Money Market Fund

Portfolio of Investments

February 28, 2006 (Unaudited)

Principal Amount		Value
U.S. Treasury Obligations - 98.0%:
	U.S. Treasury Bills - 79.6%:
115,000,000	(1)(2)3.83%-4.26%, 3/2/2006	$114,986,923
70,000,000	(1)(2)3.90%-4.21%, 3/9/2006	69,938,978
65,000,000	(1)3.89%-3.98%, 3/16/2006	64,894,458
65,000,000	(1)(2)3.92%-4.00%, 3/23/2006	64,844,701
60,000,000	(1)(2)4.24%-4.25%, 3/30/2006	59,796,416
50,000,000	(1)(2)3.93%-4.36%, 4/6/2006	49,801,500
50,000,000	(1)(2)4.00%-4.42%, 4/13/2006	49,757,438
40,000,000	(1)4.05%-4.36%, 4/20/2006	39,770,174
40,000,000	(1)4.30%-4.40%, 4/27/2006	39,727,113
20,000,000	(1)4.13%, 5/4/2006	19,855,644
25,000,000	(1)4.46%, 5/11/2006	24,782,563
15,000,000	(1)4.48%, 5/18/2006	14,856,025
25,000,000	(1)4.51%, 5/25/2006	24,736,589
30,000,000	(1)(2)4.43%-4.48%, 6/1/2006	29,662,283
20,000,000	(1)(2)4.45%-4.50%, 6/8/2006	19,757,725
30,000,000	(1)4.35%-4.52%, 6/15/2006	29,614,565
10,000,000	(1)(2)4.51%, 6/22/2006	9,860,633
10,000,000	(1)4.63%, 8/17/2006	9,787,576

		736,431,304

	U.S. Treasury Notes - 18.4%:
70,000,000	1.500%, 3/31/2006	69,842,638
50,000,000	4.625%, 5/15/2006	50,010,207
50,000,000	2.500%, 5/31/2006	49,764,883

		169,617,728

	Total U.S. Treasury Obligations (Cost $906,049,032)	906,049,032

Mutual Funds - 2.1%:
6,506,509	BlackRock Liquidity Funds Treasury Trust Fund Portfolio	6,506,509
6,804,245	Federated U.S. Treasury Cash Reserve Fund	6,804,246
5,983,448	Goldman Sachs Financial Square Trust	5,983,448

	Total Mutual Funds (Cost $19,294,203)	19,294,203

Repurchase Agreements - 26.7%:
	(4) Pool of Repurchase Agreements held as collateral for securities lending	246,691,064

	Total Repurchase Agreements (Cost $246,691,064)	246,691,064

Total Investments (Cost $1,172,034,299) (3) - 126.8%		$1,172,034,299
Liabilities in excess of other assets - (26.8)%		(247,887,200)

NET ASSETS - 100.0%		$924,147,099

(1)	Yield at date of purchase.

Regions Morgan Keegan Select Treasury Money Market Fund

Portfolio of Investments

February 28, 2006 (Unaudited)

(2)	Certain principal amounts are temporarily on loan to unaffiliated broker/dealers. As of February 28, 2006, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
245,365,330	246,691,064

(3)	Also represents cost for federal income tax purposes.

(4)	Pool of Repurchase Agreements held as collateral for securities lending.

	Principal/Value	Date of Agreement	Proceeds at Maturity	Collateral Description	Collateral Market Value
Bank of America 4.50%, 3/1/06	11,001,375	2/28/06	11,002,750	11,221,403 various U.S. government securities	11,221,403
Credit Suisse (USA) 4.53%, 3/1/06	36,004,530	2/28/06	36,009,061	36,724,621 various U.S. government securities	36,724,621
Bear Stearns & Co. 4.52%, 3/1/06	12,001,507	2/28/06	12,003,014	12,241,537 various U.S. government securities	12,241,537
Bear Stearns & Co. 4.53%, 3/1/06	5,000,629	2/28/06	5,001,258	5,100,642 various U.S. government securities	5,100,642
Deutsche Bank Securities 4.52%, 3/1/06	21,002,637	2/28/06	21,005,274	21,442,690 various U.S. government securities	21,442,690
JPMorgan Securities 4.52%, 3/1/06	1,000,126	2/28/06	1,000,252	1,020,129 various U.S. government securities	1,020,129
Merrill Lynch 4.54%, 3/1/06	60,667,650	2/28/06	60,675,301	61,881,003 various U.S. government securities	61,881,003
Mizuho Securities USA 4.54%, 3/1/06	100,012,611	2/28/06	100,025,224	102,012,863 various U.S. government securities	102,012,863

Note: The categories of investments are shown as a percentage of total net assets as of February 28, 2006.

(See Accompanying Notes to the Schedules of Investments)

Regions Morgan Keegan Select LEADER Money Market Fund

Portfolio Investments

February 28, 2006 (Unaudited)

Principal Amount		Amortized Cost
Commercial Paper - 56.1%:
Banks - 31.5%:
3,000,000	(2)American Express International, 4.64%, 5/8/2006	2,973,990
2,000,000	(2)American Express International, 4.70%, 5/17/2006	1,980,108
3,000,000	(2)Calyon NA, Inc., 4.53%, 4/19/2006	2,981,707
1,800,000	(2)Calyon NA, Inc., 4.66%, 7/19/2006	1,768,115
3,000,000	(2)Citigroup, Inc., 4.45%, 3/22/2006	2,992,300
3,000,000	(2)Citigroup, Inc., 4.65%, 4/24/2006	2,979,255
2,000,000	(2)HSBC USA, Inc., 4.57%, 4/25/2006	1,986,189
2,000,000	(2)Intesa Funding, 4.59%, 4/7/2006	1,990,627
3,000,000	(2)Intesa Funding, 4.54%, 4/18/2006	2,982,060
2,000,000	(2)Lasalle Bank, 4.72%, 6/13/2006	1,973,076
3,000,000	(2)Maximilian, 4.71%, 5/8/2006	2,973,593
3,000,000	(2)UBS America Finance, 4.52%, 4/18/2006	2,982,120

		30,563,140

Financial Services - 24.6%:
3,000,000	(2)American General Finance Corp., 4.52%, 4/17/2006	2,982,492
2,000,000	(2)Bavaria Universal Funding, 4.55%, 4/10/2006	1,990,000
2,000,000	(2)Chevron Funding Corp., 4.38%, 4/10/2006	1,990,378
3,000,000	(2)Commoloco, Inc., 4.68%, 5/16/2006	2,970,677
2,000,000	(2)General Electric Capital Corp., 4.47%, 4/5/2006	1,991,406
3,000,000	(2)General Electric Capital Corp., 4.69%, 5/17/2006	2,970,227
2,000,000	(2)Klio Funding Corp., 4.71%, 5/12/2006	1,981,360
2,000,000	(2)Netexis U.S. Finance Corp., 4.96%, 11/10/2006	1,932,478
2,000,000	(2)Starbird Funding, 4.62%, 4/17/2006	1,988,015
3,000,000	(2)Toyota Motor Credit Corp., 4.45%, 4/5/2006	2,987,166

		23,784,199

Total Commercial Paper (Amortized Cost $54,347,339)		54,347,339

Taxable Municipal Bonds - 7.7%:
Colorado - 2.1%:
1,000,000	(*)Colorado Housing & Finance Authority, Revenue, 4.56%, 5/1/2041, SPA Landesbank Hessen	1,000,000
1,000,000	(*)Colorado Housing & Finance Authority, Single Family Revenue, 4.56%, 11/1/2035, SPA Lloyds TSB Bank plc	1,000,000

		2,000,000

Regions Morgan Keegan Select LEADER Money Market Fund

Portfolio Investments

February 28, 2006 (Unaudited)

Massachusetts - 1.2%:
1,200,000	(*)Massachusetts State Housing Finance Agency, Multi-Family Revenue, 4.56%, 5/15/2031, Credit Support: FNMA	1,200,000

Pennsylvania - 2.5%:
2,500,000	(*)Pennsylvania State Higher Education Assistance Agency, Subseries GG-5, 4.43%, 12/1/2045, Credit Support: Guaranteed Student Loans	2,500,000

Utah - 1.9%:
1,800,000	(*)Utah Housing Corp., Single Family Mortgage Revenue, Series A-2, 4.56%, 7/1/2033, LOC Westdeutche Landesbank	1,800,000

Total Taxable Municipal Bonds (Amortized Cost $7,500,000)		7,500,000

U.S. Treasury Obligations - 4.6%:
U.S. Treasury Bill - 1.5%:
1,500,000	(2)4.22%, 5/11/2006	1,487,679

U.S. Treasury Notes - 3.1%:
3,000,000	2.25%, 4/30/2006	2,990,310

Total U.S. Treasury Obligations (Amortized Cost $4,477,989)		4,477,989

Short Term Investments - 3.2%:
Mutual Fund - 3.2%:
1,527,062	Fidelity Institutional Money Market Portfolio	1,527,062
1,527,062	Lehman Brothers Institutional Money Market Portfolio	1,527,061

Total Short Term Investments (Amortized Cost $3,054,123)		3,054,123

Repurchase Agreement - 4.6%:
4,500,000	Cantor Fitzgerald, 4.47%, 3/1/2006	$4,500,000

Total Repurchase Agreement (Amortized Cost $4,500,000)		4,500,000

U.S. Government Agencies - 24.0%:
Fannie Mae - 8.2%:
2,000,000	(1,2)4.20%, 3/6/2006	1,998,847
2,000,000	(1,2)4.38%, 4/7/2006	1,991,120
2,000,000	(1,2)4.43%, 5/5/2006	1,984,292
2,000,000	(1)5.00%, 01/15/07	2,004,346

		7,978,605

Federal Home Loan Bank - 15.8%:
1,500,000	(1,2)3.92%, 3/27/2006	1,495,775
6,750,000	(1)3.64%, 6/30/2006	6,749,301
7,000,000	(1,*)4.50%, 12/30/2008	7,000,000

		15,245,076

Total U.S. Government Agencies (Amortized Cost $23,223,681)		23,223,681

Total Investments (Amortized Cost $97,103,132) (4) - 100.2%		97,103,132
Liabilities in excess of other assets - (0.2)%		(228,108)

NET ASSETS - 100.0%		$96,875,024

1)	The issuer is a publicly traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

Regions Morgan Keegan Select LEADER Money Market Fund

Portfolio Investments

February 28, 2006 (Unaudited)

2)	Yield at date of purchase.

3)	Represents restricted securities purchased in reliance on an exemption from registration under the Securities Act of 1933, as amended (the “Act”). These securities may only be sold in transactions exempt from registration, normally to qualified institutional buyers per Rule 144A under the Act. The Adviser, using procedures approved by the Board of Trustees, has deemed these securities to be liquid. These restricted securities represent approximately % of net assets.

4)	Also represents cost for federal income tax purposes.

*	Variable Rate Instruments. The rate presented is the rate in effect at February 28, 2006. The maturity date reflected is the final maturity date; the interest rate will adjust periodically until maturity.

FNMA – Insured by Federal National Mortgage Association

LLC – Limited Liability Corp.

LOC – Letter of Credit

SPA – Standby Purchase Agreement

Note: The categories of investments are shown as a percentage of total net assets as of February 28, 2006.

(See Accompanying Notes to the Schedules of Investments)

Notes to the Schedules of Investments

(Unaudited)

Investment Valuations—Investments in securities listed or traded on a securities exchange are valued at the last quoted sales price on the exchange where the security is primarily traded as of close of business on the New York Stock Exchange, usually 4:00 p.m. Eastern Time, on the valuation date. Equity securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price, usually 4:00 p.m., Eastern Time, on the valuation date. Securities traded in the over-the-counter market and listed securities for which no sales were reported for that day are valued at the last available bid price. Long-term debt securities, including U. S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the latest price furnished by an independent pricing service or primary market dealer. Short-term debt securities with remaining maturities of more than sixty days for which market quotations are readily available shall be valued by an independent pricing service or primary market dealer. Short-term debt securities with remaining maturities of sixty days or less shall be valued at cost with interest accrued or discount amortized to the date of maturity, unless such valuation, in the judgment of the Adviser, does not represent market value. Investments in open-end registered investment companies are valued at net asset value as reported by those investment companies. Investments for which market quotations are not readily available, or available quotations do not appear to accurately reflect the current value of an investment, are valued at fair value as determined in good faith by the Valuation Committee using procedures established by and under the direction of the Board of Trustees. The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

In accordance with Rule 2a-7 of the 1940 Act, investments of the Money Market Funds are valued at amortized cost, which approximates fair value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.

Item 2.	Controls and Procedures.

(a)	Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this document, the Registrant’s certifying officers have concluded that such disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)	The Registrant’s certifying officers are not aware of any changes in the Registrant’s internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Regions Morgan Keegan Select Funds

By:	/s/ Carter E. Anthony
Carter E. Anthony
President and Chief Executive Officer

Date: April 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Carter E. Anthony
Carter E. Anthony
President and Chief Executive Officer

Date: April 27, 2006

By:	/s/ Joseph C. Weller
Joseph C. Weller
Treasurer and Chief Financial Officer

Date: April 27, 2006